AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Information Technology – 33.0%
Communications Equipment – 1.2%
Arista Networks, Inc.(a)	9,522	$2,874,597
Motorola Solutions, Inc.	8,901	1,673,833

		4,548,430

Electronic Equipment, Instruments & Components – 2.2%
Amphenol Corp. - Class A	42,348	2,793,698
Cognex Corp.	24,779	2,056,409
IPG Photonics Corp.(a)	18,180	3,834,889

		8,684,996

IT Services – 7.8%
EPAM Systems, Inc.(a)	7,354	2,917,258
PayPal Holdings, Inc.(a)	39,120	9,499,901
Visa, Inc. - Class A	84,681	17,929,508

		30,346,667

Semiconductors & Semiconductor Equipment – 8.9%
ASML Holding NV (ADR)	10,780	6,655,141
NVIDIA Corp.	12,599	6,726,984
QUALCOMM, Inc.	86,676	11,492,371
Texas Instruments, Inc.	13,247	2,503,550
Xilinx, Inc.	57,287	7,097,859

		34,475,905

Software – 12.9%
Adobe, Inc.(a)	22,578	10,732,904
Fortinet, Inc.(a)	31,581	5,824,168
Microsoft Corp.	131,500	31,003,755
Paycom Software, Inc.(a)	1,130	418,168
Tyler Technologies, Inc.(a)	5,523	2,344,679

		50,323,674

		128,379,672

Health Care – 23.1%
Biotechnology – 4.4%
Regeneron Pharmaceuticals, Inc.(a)	13,783	6,521,289
Vertex Pharmaceuticals, Inc.(a)	50,259	10,800,156

		17,321,445

Health Care Equipment & Supplies – 8.0%
ABIOMED, Inc.(a)	5,593	1,782,657
Align Technology, Inc.(a)	12,504	6,771,291
Edwards Lifesciences Corp.(a)	85,876	7,182,669
IDEXX Laboratories, Inc.(a)	10,304	5,041,850
Intuitive Surgical, Inc.(a)	13,947	10,305,996

		31,084,463

Company	Shares	U.S. $ Value

Health Care Providers & Services – 5.1%
UnitedHealth Group, Inc.	53,034	$19,732,360

Health Care Technology – 0.7%
Veeva Systems, Inc. - Class A(a)	10,125	2,645,055

Life Sciences Tools & Services – 1.1%
Illumina, Inc.(a)	6,262	2,404,984
Mettler-Toledo International, Inc.(a)	1,633	1,887,242

		4,292,226

Pharmaceuticals – 3.8%
Zoetis, Inc.	94,835	14,934,616

		90,010,165

Communication Services – 15.7%
Entertainment – 2.4%
Electronic Arts, Inc.	43,156	5,842,027
Take-Two Interactive Software, Inc.(a)	19,737	3,487,528

		9,329,555

Interactive Media & Services – 13.3%
Alphabet, Inc. - Class C(a)	14,793	30,601,244
Facebook, Inc. - Class A(a)	72,387	21,320,143

		51,921,387

		61,250,942

Consumer Discretionary – 14.0%
Diversified Consumer Services – 0.5%
Chegg, Inc.(a)	20,295	1,738,470

Hotels, Restaurants & Leisure – 0.8%
Domino’s Pizza, Inc.	8,719	3,206,761

Internet & Direct Marketing Retail – 6.4%
Amazon.com, Inc.(a)	7,345	22,726,018
Etsy, Inc.(a)	11,459	2,310,936

		25,036,954

Specialty Retail – 3.6%
Burlington Stores, Inc.(a)	5,687	1,699,275
Home Depot, Inc. (The)	39,971	12,201,148

		13,900,423

Textiles, Apparel & Luxury Goods – 2.7%
NIKE, Inc. - Class B	79,154	10,518,775

		54,401,383

Consumer Staples – 5.7%
Beverages – 3.3%
Monster Beverage Corp.(a)	142,509	12,981,145

Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	26,490	9,337,195

		22,318,340

Company	Shares	U.S. $ Value

Industrials – 4.9%
Building Products – 1.2%
Allegion PLC	27,439	$3,446,887
Trex Co., Inc.(a)	13,651	1,249,613

		4,696,500

Commercial Services & Supplies – 1.2%
Copart, Inc.(a)	42,492	4,615,056

Electrical Equipment – 0.5%
AMETEK, Inc.	15,350	1,960,655

Industrial Conglomerates – 1.4%
Roper Technologies, Inc.	13,673	5,514,868

Machinery – 0.6%
IDEX Corp.	9,887	2,069,547

		18,856,626

Materials – 1.6%
Chemicals – 1.6%
Sherwin-Williams Co. (The)	8,542	6,304,082

Financials – 0.5%
Capital Markets – 0.5%
MarketAxess Holdings, Inc.	2,161	1,076,005
S&P Global, Inc.	2,837	1,001,092

		2,077,097

Total Common Stocks (cost $240,384,822)		383,598,307

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $6,448,695)	6,448,695	6,448,695

Total Investments – 100.2% (cost $246,833,517)(e)		390,047,002

Other assets less liabilities – (0.2)%		(728,483)

Net Assets – 100.0%		$389,318,519

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $143,496,597 and gross unrealized depreciation of investments was $(283,112), resulting in net unrealized appreciation of $143,213,485.

Glossary:

ADR – American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$383,598,307	$-0-	$-0-	$383,598,307
Short-Term Investments:
Investment Companies	6,448,695	-0-	-0-	6,448,695

Total Investments in Securities	390,047,002	-0-	-0-	390,047,002
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$390,047,002	$-0-	$-0-	$390,047,002

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Fund	Market Value 12/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,528	$18,804	$30,883	$6,449	$1

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